J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.21

JPM Loan ID	Seller Loan ID	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
304697111	(redacted)	Funded	1	1	1	1	Verified housing payment history - Credit report reflects one open mortgage satisfactorily rated (redacted) months.; Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Low DTI - (redacted) DTI < (redacted) Max Allowed.; Verified reserves - (redacted) Months Verified Reserves > (redacted) Months Required By Investor Overlay.;	TRID 0044 Intent To Proceed Date < Loan Estimate Presumed Received Date - Missing evidence of delivery to borrower of the initial LE (date). The Loan Estimate is not reflected on the list of documents included in the initial disclosure package. - 06/03/2025 Disclosure tracking summary provided showing LE Delivery date of (redacted) and LE received date of (redacted). Finding cleared.

304721772	(redacted)	Funded	1	1	1	1				Verified liquid assets and/or savings history - (redacted) months reserves or (redacted) required, (redacted) months reserves or (redacted) verified from cash out proceeds.; Verified credit history - FICO (redacted), minimum required (redacted).;
304765411	(redacted)	Funded	1	1	1	1
304754782	(redacted)	Funded	2	2	1	1	Verified credit history - FICO (redacted), minimum required (redacted).; Disposable Income - Residual income (redacted), no minimum required.;	CRED 0082 Income Documentation is Insufficient - Missing evidence of the (redacted) day moving average, as required per (redacted) (guidelines require the (redacted) is followed for RSU). Search for the (redacted) week average does not include the (redacted) day moving average.

- 08/11/2025 Updated income calculations. (redacted), AUS, etc.	FRAUD 0001 Fraud report alerts have not been addressed - Missing LOE for borrower regarding the (redacted) inquiry on (redacted), referenced in the (redacted) alert clearance. - 08/12/2025 Finding re-reviewed and cleared. The (redacted) inquiry is for the credit that was pulled for the subject loan and the (redacted) inquiry was previously addressed.

304822788	(redacted)	Funded	1	1	1	1				Verified credit history - Middle Credit Scores (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects (redacted) open mortgages satisfactorily rated (redacted) months.;
304825597	(redacted)	Funded	1	1	1	1	Verified credit history - (redacted) Representative credit score exceeds the minimum required credit score of (redacted) by (redacted) Points. ;	CRED 0082 Income Documentation is Insufficient - The file is missing the full (redacted) tax returns for (redacted). The file included the signed page of the (redacted); however, the full return is missing. - 09/15/2025 Recd (redacted) tax return.

CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing HOA documentation to support the (redacted) qualifying payment. Appraisal reflects a HOA fee of (redacted). Borrower was qualified with a payment of (redacted). - 09/17/2025 Recd updated (redacted). Updated (redacted) to match the updated (redacted) not required since DTI variance < (redacted).